Financial risk management (Details 3) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Cash and cash equivalents	$ 39,100
Trade and other receivables	10,598	$ 7,132
CAD [Member]
Statement [Line Items]
Cash and cash equivalents	1,030
Trade and other receivables	517
Total Trade and other payables	4,078
MXN [Member]
Statement [Line Items]
Cash and cash equivalents	668
Trade and other receivables	3,254
Total Trade and other payables	$ 11,018